Note 26 - Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income, Noncontrolling Interest [Text Block]
NOTE 26 – OTHER COMPREHENSIVE INCOME

Other comprehensive income components and related taxes were as follows:

(In Thousands of Dollars)	2011	2010	2009
Change in unrealized holding gains and losses on available for sale securities	$4,204	$(689)	$(1,098)
Less reclassification adjustments for gains and losses later recognized in income	(37)	4	1,534
Net unrealized gains and (losses)	4,167	(685)	(436)
Tax effect	(1,417)	233	148
Other comprehensive income (loss)	$2,750	$(452)	$(288)